Note 43 - Deutsche Bank Parent Long-Term Debt (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Total Dec 31 [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 571	€ 115
Total long-term debt	169,007	119,232
Total Dec 31 [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	63,391	63,213
Floating rate	26,896	24,057
Total Dec 31 [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,047	6,237
Floating rate	2,846	€ 1,892
Due in 2021 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	289
Total long-term debt	61,095
Due in 2021 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	18,444
Floating rate	7,017
Due in 2021 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	18
Floating rate	1,121
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	15
Total long-term debt	12,735
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	8,572
Floating rate	2,882
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	93
Total long-term debt	14,547
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,745
Floating rate	1,576
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	1,100
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	82
Total long-term debt	12,226
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,488
Floating rate	3,526
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4
Floating rate	123
Due in 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	0
Total long-term debt	13,320
Due in 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,834
Floating rate	3,903
Due in 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,601
Floating rate	80
Due after 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	93
Total long-term debt	55,084
Due after 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,308
Floating rate	7,991
Due after 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	3,424
Floating rate	€ 423